ACQUISITIONS AND DIVESTITURES	12 Months Ended
Dec. 31, 2013
Business Combinations [Abstract]
ACQUISITIONS AND DIVESTITURES
2.	ACQUISITIONS AND DIVESTITURES

2014 Activity

Argentina Divestiture

On February 12, 2014, Apache Corporation and its subsidiaries announced an agreement to sell all of its operations in Argentina to YPF Sociedad Anónima for cash consideration of $800 million plus the assumption of $52 million of bank debt as of June 30, 2013. Argentina totaled approximately $1.3 billion, and the Company expects to recognize a loss associated with this transaction upon closing. The transaction is expected to close in the first quarter of 2014. In March 2014, Apache’s subsidiaries closed the sale of Argentina, and as a result, Apache classified the results of operations related to Argentina as discontinued operations.

The carrying amounts of the major classes of assets and liabilities associated with the disposition were as follows:

	December 31,
	2013	2012
	(In millions)
ASSETS
Current assets	$150	$174
Net property and equipment	1,416	1,621
Other assets	12	40

Total assets	$1,578	$1,835

LIABILITIES
Current debt	$51	$69
Other current liabilities	95	105
Asset retirement obligations	91	83
Other long-term liabilities	21	39

Total liabilities	$258	$296

Sales and other operating revenues and loss from discontinued operations related to the Argentina disposition were as follows:

	For the Year Ended December 31,
	2013	2012	2011
	(In millions)
Revenues and other from discontinued operations	$494	$514	$437

Income (loss) from discontinued operations, net of tax	$(192)	$14	$12

2013 Activity

Egypt Partnership

On November 14, 2013, Apache completed the sale of a one-third minority participation in its Egypt oil and gas business to a subsidiary of Sinopec International Petroleum Exploration and Production Corporation (Sinopec). Apache received cash consideration of $2.95 billion after customary closing adjustments. Apache continues to operate its Egypt upstream oil and gas business. The effective date of the agreement is January 1, 2013.

Apache recorded $1.9 billion of the proceeds as a non-controlling interest, which is reflected as a separate component of equity in the Company’s consolidated balance sheet. This represents one-third of Apache’s net book value of its Egypt holdings at the time of the transaction. The remaining proceeds were recorded as additional paid-in capital. Included in “Net income including noncontrolling interest” for the year ended December 31, 2013, is net income attributable to Sinopec’s interest totaling $56 million.

Gulf of Mexico Shelf Divestiture

On September 30, 2013, Apache completed the sale of its Gulf of Mexico Shelf operations and properties to Fieldwood Energy LLC (Fieldwood), an affiliate of Riverstone Holdings. Under the terms of the agreement, Apache received cash consideration of $3.7 billion, and Fieldwood assumed $1.5 billion of discounted asset abandonment liabilities. Additionally, Apache retained 50 percent of its ownership interest in all exploration blocks and in horizons below production in developed blocks. The effective date of the agreement is July 1, 2013. Apache’s net book value of oil and gas properties was reduced by approximately $4.6 billion of proved property costs and $473 million of unproved property costs as a result of the transaction.

Canada LNG Project

In February 2013, Apache completed a transaction with Chevron Canada Limited (Chevron Canada) under which each company became a 50 percent owner of the Kitimat LNG plant, the Pacific Trail Pipelines Limited Partnership (PTP), and 644,000 gross undeveloped acres in the Horn River and Liard basins. Chevron Canada will operate the LNG plant and pipeline while Apache Canada will continue to operate the upstream assets. Apache’s net proceeds from the transaction were $396 million after post-closing adjustments, and no gain or loss was recorded.

Other Activity

During 2013 Apache completed $307 million of other oil and gas property sales and $215 million of oil and gas property acquisitions.

2012 Activity

Cordillera Energy Partners III, LLC Acquisition

On April 30, 2012, Apache completed the acquisition of Cordillera Energy Partners III, LLC (Cordillera), a privately-held exploration and production company, in a stock and cash transaction. Cordillera’s properties included approximately 312,000 net acres in the Granite Wash, Tonkawa, Cleveland, and Marmaton plays in western Oklahoma and the Texas Panhandle.

Apache issued 6,272,667 shares of common stock and paid approximately $2.7 billion of cash to the sellers as consideration for the transaction. The transaction was accounted for using the acquisition method of accounting, which requires, among other things, that assets acquired and liabilities assumed be recognized at their fair values as of the acquisition date. The following table summarizes the final estimates of the assets acquired and liabilities assumed in the acquisition.

(In millions)
Current assets	$39
Proved properties	1,040
Unproved properties	2,299
Gathering, transmission, and processing facilities	1
Goodwill(1)	173
Deferred tax asset	64

Total assets acquired	$3,616

Current liabilities	88
Deferred income tax liabilities	237
Other long-term obligations	5

Total liabilities assumed	$330

Net assets acquired	$3,286

(1)	Goodwill was the excess of the consideration transferred over the net assets recognized and represents the future economic benefits arising from assets acquired that could not be individually identified and separately recognized. Goodwill is not deductible for tax purposes.

Yara Pilbara Holdings Pty Limited Acquisition

On January 31, 2012, a subsidiary of Apache Energy Limited completed the acquisition of a 49 percent interest in Yara Pilbara Holdings Pty Limited (YPHPL, formerly Burrup Holdings Limited) for $439 million, including working capital adjustments. The transaction was funded with debt. Yara Australia Pty Ltd (Yara) owns the remaining 51 percent of YPHPL and operates the plant. The investment in YPHPL is accounted for under the equity method of accounting, with the balance recorded as a component of “Deferred charges and other” in Apache’s consolidated balance sheet and results of operations recorded as a component of “Other” under “Revenues and other” in the Company’s statement of consolidated operations.

2011 Activity

Mobil North Sea Limited Acquisition

On December 30, 2011, Apache completed the acquisition of Mobil North Sea Limited (Mobil North Sea). The assets acquired include: operated interests in the Beryl, Nevis, Nevis South, Skene, and Buckland fields; operated interest in the Beryl/Brae gas pipeline and the SAGE gas plant; non-operated interests in the Maclure, Scott, and Telford fields; and Benbecula (west of Shetlands) exploration acreage. This acquisition was funded with existing cash on hand.

The transaction was accounted for using the acquisition method of accounting. The following table summarizes the final estimates of the assets acquired and liabilities assumed in the acquisition.

(In millions)
Current assets	$219
Proved properties	2,341
Unproved properties	476
Gathering, transmission, and processing facilities	338
Goodwill(1)	84

Total assets acquired	$3,458

Current liabilities	148
Asset retirement obligation	517
Deferred income tax liabilities	1,546
Other long-term obligations	1

Total liabilities assumed	$2,212

Net assets acquired	$1,246

(1)	Goodwill was the excess of the consideration transferred over the net assets recognized and represents the future economic benefits arising from assets acquired that could not be individually identified and separately recognized. Goodwill is not deductible for tax purposes.

Acquisitions, Divestitures, and Transition Expenses

In 2013, Apache recorded $33 million of investment banking fees and other costs associated with divestitures during the year. In 2012, the Company recorded $31 million of expenses reflecting costs related to our 2011 acquisition of Mobil North Sea and our 2012 acquisition of Cordillera. In 2011, Apache recorded $20 million of expenses primarily for separation and other costs related to the merger with Mariner Energy, Inc. (Mariner) and the acquisition of Mobil North Sea.